Significant Accounting Policies (Details Textual) (Patents [Member], USD $)	Dec. 31, 2014	Dec. 31, 2011
Patents [Member]
Significant Policies [Line Items]
Finite-Lived Intangible Assets, Net	$ 369,000	$ 493,000